Quarterly Report
March 31, 2020
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace – 3.0%
Honeywell International, Inc.	6,742	$902,012
Huntington Ingalls Industries, Inc.	961	175,104
L3Harris Technologies, Inc.	2,361	425,263
Northrop Grumman Corp.	1,502	454,430
United Technologies Corp. (a)	4,077	229,128
		$2,185,937
Alcoholic Beverages – 1.4%
Ambev S.A., ADR	58,588	$134,752
China Resources Beer Holdings Co. Ltd.	78,000	354,049
Constellation Brands, Inc., “A”	2,140	306,790
Kweichow Moutai Co. Ltd., “A”	1,200	188,629
		$984,220
Apparel Manufacturers – 2.4%
Adidas AG	2,092	$481,260
LVMH Moet Hennessy Louis Vuitton SE	1,767	655,902
NIKE, Inc., “B”	7,203	595,976
		$1,733,138
Automotive – 0.2%
IAA, Inc. (a)	5,406	$161,964
Biotechnology – 0.5%
Illumina, Inc. (a)	1,319	$360,245
Brokerage & Asset Managers – 3.5%
Blackstone Group, Inc.	9,786	$445,948
Charles Schwab Corp.	20,731	696,976
CME Group, Inc.	2,735	472,909
Euronext N.V.	8,768	653,128
TD Ameritrade Holding Corp.	7,574	262,515
		$2,531,476
Business Services – 4.5%
Accenture PLC, “A”	3,284	$536,146
Fidelity National Information Services, Inc.	8,131	989,055
Fiserv, Inc. (a)	9,476	900,125
Global Payments, Inc.	5,516	795,573
		$3,220,899
Cable TV – 1.1%
Comcast Corp., “A”	22,270	$765,643
Chemicals – 0.4%
FMC Corp.	3,918	$320,061
Computer Software – 7.9%
Adobe Systems, Inc. (a)	3,070	$976,997
Cadence Design Systems, Inc. (a)	8,010	528,980
Microsoft Corp. (s)	18,422	2,905,334
Salesforce.com, Inc. (a)	8,876	1,277,966
		$5,689,277

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software - Systems – 2.6%
Apple, Inc.	1,828	$464,842
Constellation Software, Inc.	713	648,008
EPAM Systems, Inc. (a)	1,242	230,590
Fujitsu Ltd.	2,600	234,621
Square, Inc., “A” (a)	5,695	298,304
		$1,876,365
Construction – 3.1%
Masco Corp.	15,242	$526,916
Otis Worldwide Corp. (a)	2,038	101,925
Sherwin-Williams Co.	1,496	687,442
Techtronic Industries Co. Ltd.	54,000	347,866
Toll Brothers, Inc.	10,588	203,819
Vulcan Materials Co.	3,604	389,484
		$2,257,452
Consumer Products – 1.2%
Kao Corp.	5,600	$458,523
Reckitt Benckiser Group PLC	5,484	420,884
		$879,407
Consumer Services – 0.3%
51job, Inc., ADR (a)	3,676	$225,670
Electrical Equipment – 1.8%
HD Supply Holdings, Inc. (a)	10,474	$297,776
Schneider Electric SE	9,342	804,332
TE Connectivity Ltd.	3,680	231,767
		$1,333,875
Electronics – 3.0%
Analog Devices, Inc.	6,496	$582,366
NXP Semiconductors N.V.	7,821	648,596
Taiwan Semiconductor Manufacturing Co. Ltd.	98,000	874,749
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,116	53,334
		$2,159,045
Energy - Independent – 0.9%
ConocoPhillips	11,092	$341,634
Oil Search Ltd.	75,093	114,231
Valero Energy Corp.	4,603	208,792
		$664,657
Energy - Integrated – 1.7%
BP PLC	111,493	$474,311
Galp Energia SGPS S.A., “B”	37,338	426,298
Suncor Energy, Inc.	20,560	328,130
		$1,228,739
Food & Beverages – 3.5%
Danone S.A.	6,078	$391,998
Mondelez International, Inc.	11,574	579,626
Nestle S.A.	9,049	932,664
PepsiCo, Inc.	5,445	653,945
		$2,558,233
Food & Drug Stores – 0.7%
Wal-Mart Stores, Inc.	4,552	$517,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Gaming & Lodging – 0.4%
Flutter Entertainment PLC (l)	3,057	$276,733
General Merchandise – 0.8%
Dollar General Corp.	3,690	$557,227
Health Maintenance Organizations – 0.7%
Cigna Corp.	2,820	$499,648
Insurance – 3.5%
AIA Group Ltd.	113,600	$1,021,980
Aon PLC	5,888	971,755
Chubb Ltd.	4,671	521,704
		$2,515,439
Internet – 5.0%
Alphabet, Inc., “A” (a)(s)	884	$1,027,164
Facebook, Inc., “A” (a)	6,500	1,084,200
NAVER Corp.	4,713	648,336
Tencent Holdings Ltd.	16,800	819,194
		$3,578,894
Leisure & Toys – 0.8%
Electronic Arts, Inc. (a)	6,049	$605,928
Machinery & Tools – 2.6%
Carrier Global Corp. (a)	4,077	$70,328
GEA Group AG	10,404	214,861
Ingersoll Rand, Inc. (a)	10,099	250,455
Kubota Corp.	25,800	330,019
Roper Technologies, Inc.	2,213	690,036
Schindler Holding AG	1,568	344,652
		$1,900,351
Major Banks – 3.0%
BNP Paribas	16,994	$512,288
Goldman Sachs Group, Inc.	4,828	746,360
Mitsubishi UFJ Financial Group, Inc.	103,900	387,614
UBS Group AG	51,889	484,978
		$2,131,240
Medical & Health Technology & Services – 0.8%
ICON PLC (a)	4,386	$596,496
Medical Equipment – 5.4%
Becton, Dickinson and Co.	2,934	$674,145
Boston Scientific Corp. (a)	15,574	508,180
Danaher Corp.	5,964	825,477
EssilorLuxottica	5,004	539,881
Medtronic PLC	9,033	814,596
PerkinElmer, Inc.	7,028	529,068
		$3,891,347
Natural Gas - Distribution – 0.6%
China Resources Gas Group Ltd.	84,000	$421,701
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	14,783	$211,397

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Network & Telecom – 0.5%
Equinix, Inc., REIT	619	$386,609
Other Banks & Diversified Financials – 6.0%
AEON Financial Service Co. Ltd. (l)	25,200	$269,553
Credicorp Ltd.	3,428	490,444
HDFC Bank Ltd.	47,409	533,428
Intesa Sanpaolo S.p.A.	275,051	448,953
Julius Baer Group Ltd.	12,489	426,387
KBC Group N.V.	9,806	452,518
Truist Financial Corp.	18,341	565,636
Visa, Inc., “A”	6,966	1,122,362
		$4,309,281
Pharmaceuticals – 5.1%
Bayer AG	8,362	$490,851
Johnson & Johnson	5,361	702,988
Roche Holding AG	3,744	1,217,227
Santen Pharmaceutical Co. Ltd.	35,000	602,841
Zoetis, Inc.	5,571	655,651
		$3,669,558
Printing & Publishing – 0.5%
Wolters Kluwer N.V.	5,374	$382,090
Railroad & Shipping – 1.0%
Canadian Pacific Railway Ltd.	2,085	$457,845
DP World Ltd.	18,528	278,105
		$735,950
Real Estate – 1.8%
LEG Immobilien AG	8,416	$950,905
STORE Capital Corp., REIT	18,423	333,825
		$1,284,730
Restaurants – 1.5%
Starbucks Corp.	8,666	$569,703
Yum China Holdings, Inc.	12,873	548,776
		$1,118,479
Specialty Chemicals – 3.0%
Akzo Nobel N.V.	4,821	$317,831
Croda International PLC	8,329	440,481
DuPont de Nemours, Inc.	7,161	244,190
Linde PLC	3,830	691,102
Sika AG	2,765	457,487
		$2,151,091
Specialty Stores – 3.7%
Amazon.com, Inc. (a)(s)	1,011	$1,971,167
Ross Stores, Inc.	2,014	175,158
Target Corp.	5,362	498,505
		$2,644,830
Telecommunications - Wireless – 2.1%
Advanced Info Service Public Co. Ltd.	58,200	$356,462
American Tower Corp., REIT	2,443	531,963
KDDI Corp.	20,800	614,808
		$1,503,233

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Telephone Services – 1.1%
Hellenic Telecommunications Organization S.A.	27,197	$329,351
TELUS Corp.	29,585	467,751
		$797,102
Tobacco – 0.8%
British American Tobacco PLC	7,761	$265,025
Philip Morris International, Inc.	4,736	345,539
		$610,564
Utilities - Electric Power – 4.1%
CLP Holdings Ltd.	51,000	$468,774
CMS Energy Corp.	14,850	872,438
Iberdrola S.A.	53,667	529,908
NextEra Energy, Inc.	2,978	716,566
Orsted A.S.	4,042	397,924
		$2,985,610
Total Common Stocks		$71,419,029
Investment Companies (h) – 1.4%
Money Market Funds – 1.4%
MFS Institutional Money Market Portfolio, 1.28% (v)	1,006,797	$1,006,998

Other Assets, Less Liabilities – (0.2)%		(164,534)
Net Assets – 100.0%		$72,261,493
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,006,998 and $71,419,029, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At March 31, 2020, the fund had cash collateral of $2,594 and other liquid securities with an aggregate value of $602,529 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$42,081,534	$691,102	$—	$42,772,636
Switzerland	—	3,863,395	—	3,863,395
France	—	3,557,529	—	3,557,529
Japan	—	2,897,979	—	2,897,979
China	774,446	1,783,573	—	2,558,019
Germany	214,861	1,923,016	—	2,137,877
Canada	1,901,734	—	—	1,901,734
Hong Kong	—	1,838,620	—	1,838,620
United Kingdom	—	1,600,701	—	1,600,701
Other Countries	3,205,735	5,084,804	—	8,290,539
Mutual Funds	1,006,998	—	—	1,006,998
Total	$49,185,308	$23,240,719	$—	$72,426,027
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At March 31, 2020, the value of securities loaned was $84,222. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $88,006.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$458,273	$4,476,092	$3,927,376	$219	$(210)	$1,006,998
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$2,259	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2020, are as follows:
United States	60.4%
Switzerland	5.3%
France	4.9%
Japan	4.0%
China	3.5%
Germany	3.0%
Canada	2.6%
Hong Kong	2.5%
United Kingdom	2.2%
Other Countries	11.6%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.